Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fixed rates
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 850	R$ 8,956
IGP-M (General Index of market pricing) / IPCA (Consumer price index)
VaR Internal Model -Trading Portfolio
Risk Factors	264	2,751
Exchange coupon
VaR Internal Model -Trading Portfolio
Risk Factors	142	48
Foreign Currency
VaR Internal Model -Trading Portfolio
Risk Factors	712	2,925
Sovereign/Eurobonds and Treasuries
VaR Internal Model -Trading Portfolio
Risk Factors	3,770	826
Equities
VaR Internal Model -Trading Portfolio
Risk Factors	655	289
Others
VaR Internal Model -Trading Portfolio
Risk Factors	1,597	1
Correlation/diversification effect
VaR Internal Model -Trading Portfolio
Risk Factors	(2,214)	(1,379)
VaR at the end of the year
VaR Internal Model -Trading Portfolio
Risk Factors	5,776	14,417
Average VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	21,624	24,024
Minimum VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	4,316	5,499
Maximum VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 76,935	R$ 100,640